NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Recently Adopted Accounting Pronouncements
Retained earnings	¥ (11,301)	¥ 719,797	¥ (801,392)
Adjustment
Recently Adopted Accounting Pronouncements
Retained earnings	¥ 59,730	(81,595)
ASU No. 2014-09 | Adjustment
Recently Adopted Accounting Pronouncements
Retained earnings			81,597
ASU No. 2016-01 | Adjustment
Recently Adopted Accounting Pronouncements
Retained earnings		¥ 490,259	¥ 490,259